S000012075 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	146 Months Ended	255 Months Ended	266 Months Ended	290 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.55%	21.77%		20.21%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%		9.23%
C000169173 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.84%	20.19%		20.31%
Performance Inception Date				Mar. 01, 2016
C000253718 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.70%	20.06%		20.18%
Performance Inception Date	Oct. 02, 2024
C000032877 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	18.35%		19.17%
Performance Inception Date								Nov. 01, 2002
C000032877 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.50%	17.69%		18.46%
Performance Inception Date								Nov. 01, 2002
C000032877 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.33%	14.77%		16.23%
Performance Inception Date								Nov. 01, 2002
C000032879 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.38%	18.87%		18.98%
Performance Inception Date							Oct. 13, 2003
C000032881 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.70%	20.06%		20.18%
Performance Inception Date									Nov. 09, 2000
C000122665 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.77%	20.13%		20.27%
Performance Inception Date						Nov. 08, 2012